Stock Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation
(12)	Stock Compensation

The Company’s stock option plan provides for the grant of options to purchase up to 592,168 shares of the Company’s common stock to officers and other key employees of the Company and its subsidiaries.

The following table summarizes the Company’s stock option activity:

				Weighted average			Weighted average			Aggregate
	Number of shares			exercise price			Contractual Term			Intrinsic Value
	December 31			December 31			(in years)			($000)
	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Outstanding, beginning of year	100,361	131,366	242,304	$21.56	$22.32	$21.95
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited or expired	(37,616)	(31,005)	(110,938)	21.65	24.76	21.51
Outstanding, end of year	62,745	100,361	131,366	$21.50	$21.56	$22.32	1.41	1.93	2.51	$0.00	$0.00	$0.00
Exercisable, end of year	55,262	88,586	115,663	$22.25	$21.95	$22.58	1.24	1.75	2.30	$0.00	$0.00	$0.00

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2015.

Total stock-based compensation expense for the years ended December 31, 2015, 2014, and 2013 was $10,000, $20,000, and $19,000, respectively. As of December 31, 2015, the total unrecognized compensation expense related to non-vested stock awards was $20,000 and the related weighted average period over which it is expected to be recognized is approximately 0.57 years. No stock options were granted during the years presented above.